Share-based payment arrangements (Details - Textuals) R$ in Thousands				6 Months Ended
	Oct. 31, 2023 BRL (R$)	Oct. 31, 2023 $ / shares	Oct. 01, 2022	Jun. 30, 2023 BRL (R$)	Jun. 30, 2023 $ / shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Share-based compensation
Percentage of shares acquired under Restricted stock units program						50.00%
Stock options plan (SOP)
Share-based compensation
Exercise price | $ / shares					$ 4.1
Percentage of total number of options granted				15.00%	15.00%
Change In Fair Value of Options Granted Due To Remeasurement | R$				R$ 3,690
Incentive stock options (ISO) | Class A common shares
Share-based compensation
Change In Fair Value of Options Granted Due To Remeasurement | R$	R$ 790
Percentage of fair market value of common share with respect to a 10% shareholder			110.00%
Percentage of shareholder for fair market value of common share			10.00%
Term of share-based payment arrangement with respect to a 10% shareholder			5 years
Percentage of shareholder for vesting period			10.00%
Incentive stock options (ISO) | Class A common shares | Top of range [member]
Share-based compensation
Exercise price | $ / shares		$ 16.75
Percentage of fair market value of common share			100.00%
Term of share-based payment arrangement			10 years
Incentive stock options (ISO) | Class A common shares | Bottom of range [member]
Share-based compensation
Exercise price | $ / shares		$ 6.3
Matching Shares [Member]
Share-based compensation
Percentage of total number of options granted						50.00%
Cash-settled share-based payment arrangement
Share-based compensation
Liabilities from share-based payment transactions | R$						R$ 949	R$ 915